Consolidated Condensed Statements of Cash Flows (Unaudited) (Q3) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (1,736,234)	$ (1,994,273)	$ (2,694,664)	$ (3,707,447)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,792	10,303	13,782	18,175
Gain on equipment disposal		(43,300)	(50,200)	(35,649)
Noncash compensation	13,500
Accrued liability extinguishment	(501,892)
Change in value of warrant liability	434,737	(54,176)	(72,223)	(962,818)
Changes in operating assets and liabilities:
Accounts receivable and other current assets	232,374	77,152	(68,478)	431,324
Other long-term assets	18,667	11,858	11,871	(164)
Accounts payable and accrued expenses	(54,605)	(306,499)	196,523	(325,832)
Net cash used in operating activities	(1,584,661)	(2,298,935)	(2,663,389)	(4,613,415)
Cash flows from investing activities:
Purchase of short-term investments	(353,218)	(806,713)	(1,243,508)	(7,737,132)
Sale of short-term investments	395,605	921,957	1,351,639	11,695,498
Proceeds from sale of equipment		43,300	50,200	36,145
Net cash provided by investing activities	42,387	158,544	156,783	3,966,634
Cash flows from financing activities:
Proceeds from Issuance of Common Stock and Warrants	2,783,425
Exercise of warrants	382,215		0	55,215
Net cash provided by financing activities	3,165,640		0	55,215
Effect of exchange rate change on cash and equivalents	(28,377)	10,545	15,496	(21,748)
Increase (decrease) in cash and cash equivalents	1,594,989	(2,129,846)	(2,491,110)	(613,314)
Cash and cash equivalents at beginning of period	1,126,124	3,617,234	3,617,234
Cash and cash equivalents at end of period	$ 2,721,113	$ 1,487,388	$ 1,126,124	$ 3,617,234